Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Summary of cash and cash equivalents

	2020	2019	2018
	$m	$m	$m
Cash at bank and in hand	1,182	755	893
Short-term deposits	6,650	4,614	3,938
Cash and cash equivalents	7,832	5,369	4,831
Unsecured bank overdrafts	(286)	(146)	(160)
Cash and cash equivalents in the cash flow statement	7,546	5,223	4,671

Summary of non-cash and other movements within operating activities

	2020	2019	2018
	$m	$m	$m
Net (gains)/losses on disposal of non-current assets	(25)	21	8
Changes in fair value of put option (Acerta Pharma)	–	172	(113)
Share-based payments charge for the period	277	259	219
Settlement of share plan awards	(349)	(323)	(212)
Pension contributions	(172)	(175)	(174)
Pension charges recorded in operating profit	84	59	128
Long-term provision charges recorded in operating profit	66	506	63
Non-cash intangible additions	(120)	–	–
Foreign exchange and other	(37)	(141)	(209)
Total operating activities non-cash and other movements	(276)	378	(290)